FINANCIAL RISK MANAGEMENT (Financial assets and liabilities at fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 239,876	$ 178,673
Financial liabilities, at fair value	3,024	12,981
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	238,680	177,085
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,196	1,588
Financial liabilities, at fair value	3,024	12,981
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	3,024	12,981
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	3,024	12,981
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	199,877	140,455
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	199,877	140,455
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	38,803	36,630
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	38,803	36,630
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,196	1,588
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 1,196	$ 1,588